Financial Instruments (Schedule of sensitivity tests relating to changes in market factors) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sensitivity Test To Changes In Nis And Euro Exchange Rates [Abstract]
Gain (loss) from change in exchange rate	$ 51	$ (47)	$ (189)
5% increase in NIS and EURO exchange rate [Member]
Sensitivity Test To Changes In Nis And Euro Exchange Rates [Abstract]
Gain (loss) from change in exchange rate	252	201
5% decrease in NIS and EURO exchange rate [Member]
Sensitivity Test To Changes In Nis And Euro Exchange Rates [Abstract]
Gain (loss) from change in exchange rate	$ (252)	$ (201)